Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000016960 | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016960 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016960 | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000016960 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016960 | MRC Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000016960 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016960 | XPO, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016960 | Granite Construction, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000016960 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000016960 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000016960 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000016960 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000016960 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000016960 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016960 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016960 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016960 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016960 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000016958 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000016958 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000016958 | IndustryOil, Gas and Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000016958 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016958 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000016958 | IndustryMetals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000016958 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000016958 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016958 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000016958 | IndustrySemiconductors and Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000016958 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000016958 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000016958 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000016958 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000016958 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016958 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016958 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016958 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000016958 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000016958 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016961 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000016961 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000016961 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000016961 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000016961 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000016961 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016961 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000016961 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016961 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000016961 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016961 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000016961 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000016961 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000016961 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000016961 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000016961 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000016961 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000016961 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000016961 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000016961 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000016959 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000016959 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016959 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000016959 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000016959 | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016959 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000016959 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000016959 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016959 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016959 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016959 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000016959 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016959 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000016959 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000016959 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000016959 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016959 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000016959 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000016959 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016959 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%